Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - Rice Acquisition Corp. [Member] - Private Placement [Member] - USD ($)	3 Months Ended		4 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Derivative warrant liabilities at January 1, 2021	$ 13,257,986	$ 15,541,987
Derivative warrant liabilities at June 30, 2021	71,349,396	13,257,986	$ 15,541,987
Change in fair value of derivative warrant liabilities	$ 58,091,410	$ (2,284,001)	$ 7,117,000